Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

December 22, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1876 (the “Fund”)

(File No. 333-223980) (CIK# 1728570)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 2, which was the most recent post-effective amendment to the registration statement, was filed electronically with the Commission on December 21, 2020.

Very truly yours,

Advisors Disciplined Trust 1876

By: Advisors Asset Management, Inc.

By	/s/ ALEX R. MEITZNER
Alex R. Meitzner
Senior Vice President